Property, Plant and Equipment - Summary of Changes in Preperty, Plant and Equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	₩ 70,546,024	₩ 60,012,375	₩ 57,926,634
Cost of sales	100,903,594	₩ 63,644,290	₩ 51,804,179
Property, Plant and Equipment-Proceeds before Intended Use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	94,264
Property Plant and Equipment Costs Before Intended Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	₩ 63,405